Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 137,752	$ 749,256
Prepaid expenses	330,178	489,708
Total current assets	467,930	1,238,964
Prepaid expenses – noncurrent		265,999
Investments held in Trust Account	253,668,826	250,036,950
Total Assets	254,136,756	251,541,913
Current liabilities:
Accounts payable	5,100	12,475
Accrued expenses	475,928	82,947
Income tax payable	393,497
Franchise tax payable	53,733	182,466
Total current liabilities	928,258	277,888
Warrant liabilities	1,616,000	11,918,000
Derivative liability – forward purchase agreement	484,000	16,000
Deferred underwriting fee payable	8,750,000	8,750,000
Deferred tax liability	365,381
Total Liabilities	12,143,639	20,961,888
Commitments and Contingencies (Note 6)
Class A common stock, subject to possible redemption, $0.0001 par value; 25,000,000 shares at redemption value	252,755,071	250,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; no shares issued and outstanding (excluding 25,000,000 shares subject to possible redemption)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,250,000 shares issued and outstanding	625	625
Additional paid-in capital
Accumulated deficit	(10,762,579)	(19,420,600)
Total stockholders’ deficit	(10,761,954)	(19,419,975)
Total Liabilities and Stockholders’ Deficit	$ 254,136,756	$ 251,541,913